Subsequent Events (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended	12 Months Ended
	Oct. 15, 2026	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025	Aug. 26, 2026	Aug. 01, 2026	Dec. 30, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.0001		$ 0.0001	$ 0.0001				$ 0.0001
Common Stock, Shares, Issued		1,663,280		1,663,280	1,269,286				1,161,983
Reduction In Workforce				70.00%	30.00%
Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued					4,868			4,868
Proceeds from Issuance of Common Stock		$ 0.0		$ 400,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Outstanding pre paid advance amount convertible into common stock					$ 4,500,000
Common Stock, Shares, Issued			48,092
Proceeds from Issuance of Common Stock			$ 400,000
Reduction In Workforce					70.00%
Subsequent Event [Member] | Yorkville [Member]
Subsequent Event [Line Items]
Commitment Fee Amount	$ 500,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share						$ 0.0001
Subsequent Event [Member] | Common Stock [Member] | Standby Equity Purchase Agreement [Member] | Yorkville [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001
Sale Of Stock Maximum Commitment Amount	$ 40,000.0
Subsequent Event, Description	On October 15, 2026, in connection with entering into the 2026 SEPA described above, the Company terminated the SEPA dated as of November 20, 2025 (the “Prior SEPA”), between the Company and Yorkville. Pursuant to the Prior SEPA, the Company had the right, but not the obligation, to sell to Yorkville up to $15.0 million of shares of Common Stock. Prior to its termination, the Company sold an aggregate of 48,092 shares of Common Stock to Yorkville under the Prior SEPA for aggregate gross proceeds of approximately $0.4 million.
Context Therapeutics Inc [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Amended License Agreement Payment Received							$ 2,000,000.0